U.S. Government Short Duration Portfolio
U.S. Government Short Duration Portfolio
INVESTMENT OBJECTIVE:
The Portfolio’s investment objective is to provide safety of principal and a moderate rate of income that is generally exempt from state and local taxes.
FEES AND EXPENSES OF THE PORTFOLIO:
This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	U.S. Government Short Duration Portfolio U.S. Government Short Duration Class
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	none
Redemption Fee (as a percentage of amount redeemed)	none
Exchange Fee	none
Maximum Account Fee	none

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Portfolio Operating Expenses	U.S. Government Short Duration Portfolio U.S. Government Short Duration Class
Management Fees	0.45%
Distribution and/or Service (12b-1) Fees	none
Other Expenses: Shareholder Servicing	0.10%
Other Expenses: Transfer Agent	0.04%
Other Expenses	0.19%
Total Other Expenses	0.33%
Total Annual Portfolio Operating Expenses	0.78%

Examples
The Examples are intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Portfolio’s operating expenses stay the same. Although your actual costs may be higher or lower, based on these assumptions your costs as reflected in the Examples would be:
Expense Example (USD $)	U.S. Government Short Duration Portfolio U.S. Government Short Duration Class
After 1 Year	80
After 3 Years	249
After 5 Years	433
After 10 Years	966

Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys or sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account.

These transaction costs, which are not reflected in the Annual Portfolio Operating Expenses or in the Examples, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 55% of the average value of its portfolio.
PRINCIPAL STRATEGIES:
The Portfolio invests, under normal circumstances, at least 80% of its net assets in U.S. Government and agency securities. For purposes of this policy, net assets include any borrowings for investment purposes. You will be notified at least 60 days prior to any change to the Portfolio’s 80% investment policy. The Portfolio may also invest in high-quality money-market securities, which are securities that have remaining maturities of one year or less and are rated A-1 or better by Standard & Poor’s Corporation (“S&P”), F-1 by Fitch Ratings, Inc. (“Fitch”) or P-1 or better by Moody’s Investors Service, Inc. (“Moody’s”) or the comparable long-term ratings (or, if unrated, determined by AllianceBernstein L.P., the Portfolio’s investment manager (the “Manager”), to be of comparable quality). Additionally, up to 10% of the Portfolio’s total assets may be invested in other securities rated A or better by national rating agencies and comparably rated commercial paper and notes.

Many types of securities may be purchased by the Portfolio, including bills, notes, corporate bonds, inflation-protected securities, mortgage-backed securities and asset-backed securities, as well as others. The Portfolio may use derivatives, such as options, futures, forwards and swaps.

The income earned by the Portfolio is generally exempt from state and local taxes; however, states have different requirements for tax-exempt distributions and there is no assurance that your distributions from the Portfolio’s income will not be subject to the state and local taxes of your state. Please consult your tax advisor with respect to the tax treatment of such distributions in your state.

In managing the Portfolio, the Manager may use interest rate forecasting to determine the best level of interest rate risk at a given time. The Manager may moderately shorten the average duration of the Portfolio when it expects interest rates to rise and modestly lengthen average duration when it anticipates that interest rates will fall.

The Portfolio seeks to maintain an effective duration of one to three years under normal market conditions. Duration is a measure that relates the expected price volatility of a security to changes in interest rates. The duration of a debt security is the weighted average term to maturity, expressed in years, of the present value of all future cash flows, including coupon payments and principal repayments.

The Manager selects securities for purchase or sale based on its assessment of the securities’ risk and return characteristics as well as the securities’ impact on the overall risk and return characteristics of the Portfolio. In making this assessment, the Manager takes into account various factors including the credit quality and sensitivity to interest rates of the securities under consideration and of the Portfolio’s other holdings.
PRINCIPAL RISKS:
The share price of the Portfolio will fluctuate and you may lose money. There is no guarantee that the Portfolio will achieve its investment objective.
  Interest Rate Risk: This is the risk that changes in interest rates will affect the value of the Portfolio’s investments in fixed-income debt securities such as bonds and notes. The Portfolio may be subject to a greater risk of rising interest rates due to the current period of historically low rates and the effect of potential government policy initiatives and market reaction to those initiatives. Increases in interest rates may cause the value of the Portfolio’s investments to decline and this decrease in value may not be offset by higher income from new investments. The Portfolio will experience increased interest rate risk to the extent it invests in fixed-income securities with longer maturities or durations.
  Credit Risk: This is the risk that the issuer or the guarantor of a debt security, or the counterparty to a derivatives or other contract, will be unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. The issuer or guarantor may default, potentially causing a loss of the full principal amount of a security and accrued interest. The degree of risk for a particular security may be reflected in its credit rating. There is the possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security. Investments in fixed-income securities with lower ratings tend to have a higher probability that an issuer will default or fail to meet its payment obligations. At times when credit risk is perceived to be greater, credit “spreads” (i.e., the difference between the yields on lower quality securities and the yields on higher quality securities) may get larger or “widen”. As a result, the values of the lower quality securities may go down more.
  Duration Risk: The duration of a fixed-income security may be shorter than or equal to full maturity of the fixed-income security. Fixed-income securities with longer durations have more risk and will decrease in price as interest rates rise. For example, a fixed-income security with a duration of three years will decrease in value by approximately 3% if interest rates increase by 1%.
  No Government Guarantee: Investments in the Portfolio are not insured by the U.S. Government.
  Inflation Risk: This is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of the Portfolio’s assets can decline as can the value of the Portfolio’s distributions. This risk is significantly greater for fixed-income securities with longer maturities.
  Inflation-Protected Securities Risk: The terms of inflation-protected securities provide for the coupon and/or maturity value to be adjusted based on changes in inflation. Decreases in the inflation rate or in investors’ expectations about inflation could cause these securities to underperform non-inflation-adjusted securities on a total-return basis. In addition, these securities may have limited liquidity in the secondary market.
  Derivatives Risk: The Portfolio may use derivatives as direct investments to earn income, enhance return and broaden portfolio diversification, which entail greater risk than if used solely for hedging purposes. In addition to other risks such as the credit risk of the counterparty, derivatives involve the risk that changes in the value of the derivative may not correlate with relevant assets, rates or indices. Derivatives may be illiquid and difficult to price or unwind, and small changes may produce disproportionate losses for the Portfolio. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. Assets required to be set aside or posted to cover or secure derivatives positions may themselves go down in value, and these collateral and other requirements may limit investment flexibility. Some derivatives involve leverage, which can make the Portfolio more volatile and can compound other risks. The U.S. Government is in the process of adopting and implementing regulations governing derivatives markets, including mandatory clearing of certain derivatives, margin, reporting and registration requirements. The ultimate impact of the regulations remains unclear. Additional regulation may make derivatives more costly, may limit their availability, may disrupt markets or may otherwise adversely affect their value or performance.
  Mortgage-Related Securities Risk: Mortgage-related securities represent interests in “pools” of mortgages, including consumer loans or receivables held in trust. Mortgage-related securities are subject to credit, interest rate, prepayment and extension risks. These securities also are subject to risk of default on the underlying mortgage, particularly during periods of economic downturn. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-related securities.
  Prepayment and Extension Risk: Prepayment risk is the risk that a loan, bond or other security might be called or otherwise converted, prepaid or redeemed before maturity. If this happens, particularly during a time of declining interest rates or credit spreads, the Portfolio will not benefit from the rise in market price that normally accompanies a decline in interest rates, and may not be able to invest the proceeds in securities providing as much income, resulting in a lower yield to the Portfolio. Conversely, extension risk is the risk that as interest rates rise or spreads widen, payments of securities may occur more slowly than anticipated by the market. When this happens, the values of these securities may go down because their interest rates are lower than current market rates and they remain outstanding longer than anticipated.
  Subordination Risk: The Portfolio may invest in securities that are subordinated to more senior securities of an issuer, or which represent interests in pools of such subordinated securities. Subordinated securities will be disproportionately affected by a default or even a perceived decline in creditworthiness of the issuer. Subordinated securities are more likely to suffer a credit loss than non-subordinated securities of the same issuer, any loss incurred by the subordinated securities is likely to be proportionately greater, and any recovery of interest or principal may take more time.
  Management Risk: The Portfolio is subject to management risk because it is an actively managed investment portfolio. The Manager will apply its investment techniques and risk analyses in making investment decisions for the Portfolio, but its decisions may not produce the desired results. In some cases, derivative and other investment techniques may be unavailable or the Manager may determine not to use them, possibly even under market conditions where their use could benefit the Portfolio.
  Liquidity Risk: Liquidity risk exists when particular investments are difficult to purchase or sell, possibly preventing the Portfolio from selling out of these illiquid securities at an advantageous price. Illiquid securities may also be difficult to value. Derivatives and securities involving substantial market and credit risk tend to involve greater liquidity risk.
  Redemption Risk: The Portfolio may experience heavy redemptions that could cause the Portfolio to liquidate its assets at inopportune times or at a loss or depressed value, which could cause the value of your investment to decline.
  Market Risk: The Portfolio is subject to market risk, which is the risk that bond prices in general may decline over short or extended periods. Financial markets in the United States, Europe and elsewhere have experienced increased volatility and reduced liquidity since the global financial crisis began in 2008. Some events that have contributed to ongoing and systematic market risks include the falling values of some sovereign debt and related investments, scarcity of credit, and high public debt. In response to the crisis, the U.S. Government and the Federal Reserve, as well as certain foreign governments and their central banks have taken steps to support financial markets, including by keeping interest rates low. More recently, the Federal Reserve has terminated certain of its market support activities. Further reduction or withdrawal of this support could negatively affect financial markets generally as well as reduce the value and liquidity of certain securities.

  This environment could make identifying investment risks and opportunities especially difficult, and whether or not the Portfolio invests in securities of issuers located in or with significant exposure to countries experiencing economic and financial difficulties, the value and liquidity of the Portfolio’s investments may be negatively affected. In addition, policy and legislative changes in the United States and in other countries are affecting many aspects of financial regulation. The impact of these changes, and the practical implications for market participants, may not be fully known for some time.
  Riskier than a Money-Market Fund: Although the Portfolio maintains a short overall duration, it invests in securities with longer maturities and in some cases lower quality than the assets of the type of mutual fund known as a money-market fund. The risk of a decline in the market value of the Portfolio is greater than for a money-market fund since the credit quality of the Portfolio’s securities may be lower and the effective duration of the Portfolio will be longer.

BAR CHART AND PERFORMANCE INFORMATION:
The bar chart and performance information provide an indication of the historical risk of an investment in the Portfolio by showing:
  how the Portfolio’s performance changed from year to year over ten years; and
  how the Portfolio’s average annual returns for one, five and ten years compare to those of a broad-based securities market index.
You may obtain updated performance information for the Portfolio at www.bernstein.com (click on “Investments,” then “Stocks,” then “Mutual Fund Performance at a Glance”).

The Portfolio’s past performance before and after taxes, of course, does not necessarily indicate how it will perform in the future. As with all investments, you may lose money by investing in the Portfolio.
Bar Chart
The annual returns in the bar chart are for the U.S. Government Short Duration Class shares.

Calendar Year End (%) During the period shown in the bar chart, the Portfolio’s: Best Quarter was up 2.07%, 1st quarter, 2008; and Worst Quarter was down -0.79%, 2nd quarter, 2008.
Performance Table Average Annual Total Returns (For the periods ended December 31, 2014)
Average Annual Total Returns U.S. Government Short Duration Portfolio	1 Year	5 Years	10 Years
U.S. Government Short Duration Class	0.12%	0.67%	1.94%
U.S. Government Short Duration Class Return After Taxes on Distributions	0.03%	0.37%	1.24%
U.S. Government Short Duration Class Return After Taxes on Distributions and Sale of Portfolio Shares	0.07%	0.43%	1.26%
BofA Merrill Lynch 1-3 Year Treasury Index (reflects no deduction for fees, expenses, or taxes)	0.62%	1.06%	2.54%

After-tax returns are an estimate, which is based on the highest historical individual federal marginal income-tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor’s tax situation and are likely to differ from those shown, and are not relevant to investors who hold Portfolio shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.